Paycheck Protection Program Loan	12 Months Ended
Mar. 31, 2022
Paycheck Protection Program Loan [Abstract]
Paycheck Protection Program Loan [Text Block]

23. Paycheck Protection Program Loan

On April 29, 2020, the Company was approved for a $361,900 loan under the Payroll Protection Program ("PPP") administered by the U.S. Small Business Administration ("SBA"). The PPP is a loan program that originated from the U.S. Coronavirus Aid, Relief and Economic Security (CARES) Act. The PPP loan had a term of two years, is unsecured, and bears interest at 1% per annum. During the quarter ended September 30, 2021 the Company received notice from the SBA that the principal of $361,900 and accrued interest of $3,378 on the PPP loan has been forgiven in its entirety, and $365,278 was recognized in Other Income for the loan forgiveness.